Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Fair Value Assumptions
	2013 Grant	2012 Grant
Valuation assumptions:
Dividend yield	0	0
Expected volatility	64%-69%	63%
Risk-free interest rate	1.74%	0.84%-0.92%
Expected life (years)	6.4	6.2-6.4
Vesting period (years)	4	4

Stock Option Activity
Share option activity during the past three years is as follows:

	Year Ended December 31,
	2013		2012		2011
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	Of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	1,195,085	3.15	1,234,199	3.31	489,701	3.21
Granted	75,000	1.73	134,010	1.60	846,804	3.35
Forfeited and cancelled	(174,915)	2.96	(173,124)	3.11	(53,400)	3.35
Exercised	(359,651)	3.26	-	-	(48,906)	2.98

Outstanding at year end	735,519	2.99	1,195,085	3.15	1,234,199	3.31

Vested at year end	368,016	3.42	395,395	3.29	412,395	3.26

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2013	735,519	2.99	7.21	813

Vested and expected to vest at
December 31, 2013	676,677	2.99	7.21	748

Exercisable at December 31, 2013	368,016	3.42	6.22	275

Information about Share Options
The following table summarizes information about share options at December 31, 2013:

			Weighted
			average
	Number of		remaining
	outstanding	Number	contractual
Exercise price US$	options	exercisable	life in years
0-2	204,190	30,180	9.08
3-5	521,329	327,836	6.56
6-7	10,000	10,000	2.58
	735,519	368,016	7.21

Information about Nonvested Options
The following table summarizes information about nonvested options at December 31, 2013:

		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2013	799,690	1.80
Granted	75,000	1.19
Vested	(420,277)	2.17
Forfeited	(86,910)	1.50

Balance at December 31, 2013	367,503	1.32

Restricted Share Unit Plan
Activity under the Restricted Share Unit Plan was as follows:

	Awards	Number of	Weighted-
	available	awards	average
	for grant	outstanding	fair value US$
Balance as of December 31, 2012	665,825	153,246	0.39
Awards granted	-	-	-
Exercised	-	(148,942)	0.39
Forfeited	4,304	(4,304)	0.38

Balance as of December 31, 2013	670,129	-	-